State Street Institutional Treasury Plus Money Market Fund Shareholder Fees - Institutional Class [Member] - State Street Institutional Treasury Plus Money Market Fund - Institutional Class	Dec. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%